FINANCIAL INSTRUMENTS AND RISKS (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	R$ 38,793.5	R$ 41,771.7
Secured bank loans	99.7	115.4
Other secured loans	311.6	372.2
Lease liabilities	2,975.6	2,965.1
Total payables and liabilities	42,180.4	45,224.4
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	40,658.0	43,322.1
Secured bank loans	126.9	155.0
Other secured loans	405.2	502.1
Lease liabilities	3,837.7	3,470.2
Total payables and liabilities	45,027.8	47,449.4
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	37,499.9	40,229.7
Secured bank loans	27.9	29.0
Other secured loans	146.2	160.5
Lease liabilities	1,229.4	1,319.8
Total payables and liabilities	38,903.4	41,739.0
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	85.5	101.2
Secured bank loans	25.2	25.2
Other secured loans	131.5	147.6
Lease liabilities	946.0	1,003.7
Total payables and liabilities	1,188.2	1,277.7
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	40.7	(30.3)
Secured bank loans	23.4	25.2
Other secured loans	65.3	125.8
Lease liabilities	688.2	569.1
Total payables and liabilities	817.6	689.8
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	1,169.4	1,200.8
Secured bank loans	50.4	50.4
Other secured loans	8.3	14.4
Lease liabilities	441.7	348.0
Total payables and liabilities	1,669.8	1,613.6
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	1,862.5	1,820.7
Secured bank loans		25.2
Other secured loans	53.9	53.8
Lease liabilities	532.4	229.6
Total payables and liabilities	R$ 2,448.8	R$ 2,129.3